Document and Entity Information	Feb. 20, 2021
Document and Entity Information [Abstract]
Entity Central Index Key	0001386570
Amendment Flag	false
Document Type	8-K
Document Period End Date	Feb. 20, 2021
Entity Registrant Name	CHROMADEX CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37752
Entity Tax Identification Number	26-2940963
Entity Address, Address Line One	10900 Wilshire Blvd.
Entity Address, Address Line Two	Suite 600,
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	(310)
Local Phone Number	388-6706
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CDXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false